Related Party Disclosures - Transactions with related parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
End of the year	€ 10
Convertible loans
Disclosure of transactions between related parties [line items]
Beginning of the year	99,235	€ 66,353
Proceeds from convertible loans	1,007	85,900
Fair value changes of convertible loans	(6,337)	15,222
Interest expenses (not paid)	3,400	33,960
Subscribed capital	(7)
Contribution to capital reserves	(97,298)	102,200
End of the year		€ 99,235
Azul up-front warrants	€ 13,030